Employee Benefit Plans - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 09, 2018 USD ($) retiree
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of actuarial loss from accumulated other comprehensive loss into net periodic benefit costs	$ 4,800
Estimated future benefit payments expected to be paid in 2020	31,400
Estimated future benefit payments expected to be paid in 2021	31,900
Estimated future benefit payments expected to be paid in 2022	32,400
Estimated future benefit payments expected to be paid in 2023	33,000
Estimated future benefit payments expected to be paid in 2024	33,800
Total estimated future benefit payments expected to be paid for the five years ending 2029	$ 175,000
Target plan asset allocations range	100.00%
Fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations range	45.00%
Equity and other return-seeking assets
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations range	55.00%
Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Settlement losses	$ 0	$ (11,713)	$ 0
Current year actuarial gain (loss)	(5,478)	(7,765)	12,205
Expected contributions to benefit plans	31,800
SERPs
Defined Benefit Plan Disclosure [Line Items]
Settlement losses		(1,800)
Amortization of actuarial loss	(200)	(300)	(200)
Current year actuarial gain (loss)	(1,900)	$ (1,000)	$ (2,500)
Expected amortization of actuarial loss from accumulated other comprehensive loss into net periodic benefit costs	300
Expected contributions to benefit plans	$ 1,200
Journal Communications, Inc. Plan | Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Pension assets				$ 306,000
Pension obligations				419,000
Premium group annuity contract				$ 53,500
Number of eligble employees | retiree				1,500
Scripps Pension Plan | Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Pension obligations				$ 9,000
Number of eligble employees | retiree				600